Advances From The Federal Home Loan Bank (Tables)	12 Months Ended
Jun. 30, 2026
Advances From The Federal Home Loan Bank [Abstract]
Schedule of Advances from Federal Home Loan Bank

Advances from the Federal Home Loan Bank, collateralized at June 30, 2026 and 2025 by pledges of collateral composed of first mortgage residential and multi-family loans totaling $187.1 million and $206.9 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

(in thousands)	2026
2027	$33,554
2028	15,015
2029	15
2030	8
$48,592